D. Russell Morgan	Legal Department
CHIEF COMPLIANCE OFFICER — SEPARATE ACCOUNTS	TEL: 802 229-3113 • FAX: 802 229-3743
Email: rmorgan@nationallife.com

September 10, 2015

Via Electronic Filing

Securities and Exchange Commission

Division of Investment Management

Office of Insurance Products

100 F Street, NE

Washington, DC  20549

RE:                          National Life Variable Annuity Account I, File No. 811-02118

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940 (“Act”), as amended, National Life Insurance Company, on behalf of National Life Variable Annuity Account I, the Registrant, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the period ending May 31, 2015 of the underlying management investment companies in which the Registrant invests that are reflective of the contract owner’s subaccount allocation.

Underlying Management Investment Company	CIK Number
Sentinel Group Funds, Inc.	0000225843

We understand this management investment company has separately filed the above listed annual report with the Securities and Exchange Commission on Form N-CSRS and therefore are incorporated herein by reference.

Very Truly Yours,

/s/ D. Russell Morgan

D. Russell Morgan
Chief Compliance Officer — Separate Accounts

ONE NATIONAL LIFE DRIVE

MONTPELIER, VERMONT 05604